Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	EIP INVESTMENT TRUST
Central Index Key	0001350049
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
EIP Growth and Income Fund | Class I
Prospectus:
Trading Symbol	EIPIX
EIP Growth and Income Fund | Investor Class
Prospectus:
Trading Symbol	EIPFX